Schedule of discontinued operation of financial statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
REVENUE			$ 992,791
COST OF REVENUE			800,185
GROSS PROFIT			192,606
OPERATING EXPENSES
Selling		13,209	217,122
General and administrative		285,982	1,562,114
Research and development			19,187
TOTAL OPERATING EXPENSES		299,191	1,798,423
LOSS FROM OPERATIONS		(299,191)	(1,605,817)
OTHER INCOME, NET		2,545,640	5,532
INCOME (LOSS) BEFORE INCOME TAXES		2,246,449	(1,600,285)
PROVISION FOR INCOME TAXES		109	1,038
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS, net of income taxes		2,246,340	(1,601,323)
Net cash (used in) provided by operating activities from discontinued operations		(9,155)	295,967
Net cash used in investing activities from discontinued operations		(3,148)
Net cash provided by (used in) financing activities from discontinued operations		$ 256,088	$ (371,888)